Deposits - Schedule of Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Schedule [Abstract]
2014	$ 1,264,077
2015	214,924
2016	126,102
2017	36,563
2018	39,330
2019 and thereafter	29,596
Total certificates of deposit and other time deposits	$ 1,710,592	$ 2,154,180